UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-SAR



                               SEMI-ANNUAL REPORT
                                 FOR REGISTERED
                              INVESTMENT COMPANIES


















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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:      / /   /    (a)

or fiscal year ending:                      12/31/98 (b)

Is this a transition report?  (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box "o" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.       Registrant Name: Variable Annuity Account A of American
                                   Foundation

         B.       File Number: 811-8537

         C.       Telephone Number: 205-868-3804


2.       A.       Street: 2801 Highway 280 South

         B.       City: Birmingham C.  State: AL D.  Zip Code: 35223   Zip Ext.

         E.       Foreign Country:       Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)        Y

4.       Is this the last filing on this form by Registrant?  (Y/N)          N
                                                                      --------

5. Is Registrant a small business investment company (SBIC)? (Y/N) N (If answer is "Y" (Yes), complete only items 89 through 110.)

6. Is Registrant a unit investment trust (UIT)? (Y/N) Y (If the answer is "Y" (Yes) complete only items 111 through 132.)







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For period ending:     12/31/98

File number 811- 8537


UNIT INVESTMENT TRUSTS

111.     A.       |X|      Depositor Name:     American Foundation Life
                                              Insurance Company

         B.       |X|      File Number (If any):     333-41577

         C.       |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                        ---------------          ---------             --------

                  o        Foreign Country:              Foreign Postal Code:

111.     A.       |X|      Depositor Name:American Foundation Life Insurance
                                             Company

         B.       |X|      File Number (If any):    333-41577

         C.       |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                       ---------------         -----------            ---------
                  o        Foreign Country:         Foreign Postal Code:

112.     A.       |X|      Sponsor Name:     N/A

         B.       o        File Number (If any):

         C.       o        City:   State:     Zip Code:            Zip Ext.

                  o        Foreign Country:                Foreign Postal Code:

112.     A.       |X|      Sponsor Name:     N/A

         B.       o        File Number (If any):

         C.       o        City:   State:  Zip Code:                 Zip Ext.

                  o        Foreign Country:             Foreign Postal Code:








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For period ending    12/31/98

File number 811-     8537


113.     A.       |X|      Trustee Name:    N/A

         B.       o        City:   State:     Zip Code:               Zip Ext:

                  o        Foreign Country:          Foreign Postal Code:

113.     A.       o        Trustee Name:    N/A

         B.       o        City:    State:  Zip Code:               Zip Ext:

                  o        Foreign Country:                Foreign Postal Code:

114.     A.       |X|      Principal Underwriter Name: Investment Distributors,
                                                       Inc.

         B.       |X|      File Number: 8- 46802

         C.       |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                         --------------        -----------            ---------

                  o        Foreign Country:               Foreign Postal Code:

114.     A.       |X|      Principal Underwriter Name: Investment Distributors,
                                                       Inc.

                  |X|      File Number: 8- 46802

         C.       |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                          --------------        -----------            ---------

                  o        Foreign Country:              Foreign Postal Code:

115.     A.       |X|      Independent Public Accountant Name:
                                        PricewaterhouseCoopers LLP

                  |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                         --------------        -----------           ---------

                  o        Foreign Country:                Foreign Postal Code:

115.     A.       |X|      Independent Public Accountant Name:
                                   PricewaterhouseCoopers LLP

         B.       |X|      City:Birmingham State:Alabama Zip Code:35223 Zip Ext:
                        --------------         -----------           ---------

                  o        Foreign Country:                Foreign Postal Code:



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For period ending     12/31/98

File number 811-     8537


116. Family of investment companies information:

         A.       |X|  Is Registrant part of a family of investment companies?
                         (Y/N)    Yes                         Y
                                 -------                     ---
                             Y/N

         B.       |X| Identify the family in 10 letters:    P R O T E C T I V E
                                                          ---------------------
                  (Note: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.       |X| Is Registrant a separate account of an insurance company?
                          (Y/N)    Yes     Y
                           Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.       |X| Variable annuity contracts?  (Y/N)    Yes            Y
                                                   Y/N
         C.       |X| Scheduled premium variable life contracts?  (Y/N)    No N
                                                                   Y/N
         D.       |X| Flexible premium variable life contracts?  (Y/N)    No  N
                                                                   Y/N
         E.       |X| Other types of insurance products registered under the
                         Securities Act of 1933?  (Y/N)  No              N
                                                   Y/N
118.     |X|      State the number of series existing at the end of the period that had securities registered under the Securities Act of
                    1933                                               1
                  ------------------------------------------------    ---
119.     |X|      State the number of new series for which registration
                  statements under the securities Act of 1933 became effective
                  during the period           1
                     -------------------------    ---

120.     |X|      State the total value of the portfolio securities on the date of deposit for the new
                  series included in item 119 ($000's omitted)   $N/A
                  --------------------------------------------    ---

121.     |X|      State the number of series for which a current prospectus was
                    in existence at the end of the period     1
                   --------------------------------------    ---
122.     |X|      State the number of existing series for which additional
                  units were registered under the Securities Act of 1933 during
                     the current period                       1
                                     ----------------------    ---






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For period ending    12/31/98

File number 811-     8537


123.     |X|      State the total value of the additional units considered in answering item 122 ($000's omitted) $
                                                      -----
124.     |X|      State the total value of units of prior series that were
                    placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $ None
----------------------------------------        -----
125.     |X|      State the total dollar amount of sales loads collected
                    (befor reallowances to other
                  brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 0

126.    |X|       Of the amount  shown in item 125,  state the total  dollar
                  amount  of  sales  loads   collected  from  secondary   market
                  operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $ None

127.    |X|       List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of         Total Assets     Total Income
                                                                   Distributions
                            Series Investing  ($000's omitted)  ($000's omitted)

A.       U. S. Treasury direct issue            $                     $
                                     ----------  -----------          -----

B.       U. S. Government agency                $                     $
                                   ----------  ---------------         -------

C.       State and municipal tax-free           $                     $
                                   ----------   ----------------       --------
D.       Public utility debt                    $                     $
                                   -----------  -----------------      ------

E.       Brokers or dealers debt or debt
         of brokers' or dealers' parent          $                     $
                                        --------  -----------------    ------

F.       All other corporate intermed, &
         long-term debt                          $                     $
                                       --------   --------------------- -------

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G.       All other corporate short-term
         debt                                    $                     $
                                        --------   ------------------  -------

H.       Equity securities of brokers or
         dealers or parents of brokers
         or dealers                              $                     $
                                        -------   -----------------    -------

I.       Investment company equity
         securities                              $                     $
                                         -------  ------------------   -------

J.       All other equity securities       1       $237               $17
                                         -----   -------------------  ------

K.       Other securities                        $                     $
                                       --------  -----------       ------------
L.       Total assets of all series of
         registrant                              $                     $
                                        --------  --------------  -----------































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For period ending     12/31/98

File number 811-      8537


128.     |X|        Is the timely  payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed
                  by an  entity other than the issuer?  (Y/N)     No
                                                          Y/N
                  (If answer is "N" (No), go to item 131.)

129.     o        Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
                  end of   the current period?  (Y/N)                N/A
                                               Y/N
                  (If answer is "N" (No), go to item 131.)

130.      o         In  computations  of NAV or offering  price per unit, is any part of the value attributed to instruments identified in item
                  129 derived from insurance or guarantees?  (Y/N)    N/A
                                                              Y/N

131.      |X|     Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $ 1
                  ------------------------------             ---

132.      |X|     List  the  "811"   (Investment   Company   Act  of  1940)
                  registration number for all Series of Registrant that are being included in this filing:

                          811- 8537     811- 811- 811- 811-
                    -------- ---------- ---------- ----------

                            811-   811- 811- 811- 811-

                            811-   811- 811- 811- 811-

                            811-   811- 811- 811- 811-

                            811- 811- 811- 811- 811-

                            811- 811- 811- 811- 811-

                            811- 811- 811- 811- 811-

                            811- 811- 811- 811- 811-



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         This report is signed on behalf of the  Variable  Annuity  Account A of
American Foundation in the City of Birmingham, State of Alabama, on February 25, 1999.

                               Variable Annuity Account A of American Foundation


                                            By:        /s/ Wayne E. Stuenkel
                                                       Wayne E.  Stuenkel

                         Title:   President, American Foundation Life Insurance
                                                     Company


Witness:

/s/ Deborah J. Long

Deborah J. Long


Title: Secretary, American Foundation Life Insurance Company




























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